UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 5968

John Hancock Municipal Securities Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	February 28, 2014

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
Tax-Free Bond Fund

Quarterly portfolio holdings 2/28/2014

John Hancock
INVESTMENTS

Tax-Free Bond Fund
As of 2-28-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Municipal Bonds 98.5%				$418,759,366

(Cost $381,830,591)

Alabama 0.5%				2,149,540

Birmingham Special Care Facilities Financing Authority
Children's Hospital	6.125	06/01/34	2,000,000	2,149,540

Arizona 0.5%				2,297,550

Maricopa County Pollution Control Corp.
El Paso Electric Company Project, Series B	7.250	04/01/40	1,000,000	1,121,910
Phoenix Civic Improvement Corp.
Civic Plaza, Series B (D)	5.500	07/01/28	1,000,000	1,175,640

California 18.5%				78,503,587

ABAG Finance Authority for Nonprofit Corps, Series A	5.000	08/01/43	2,000,000	2,074,500
Foothill Eastern Transportation Corridor Agency
Highway Revenue Tolls, Escrowed to Maturity, Series A (Z)	Zero	01/01/19	30,000,000	28,325,096
Foothill-Eastern Transportation Corridor Agency, Series A	5.750	01/15/46	3,000,000	3,114,300
Golden State Tobacco Securitization Corp., Series A-1	4.500	06/01/27	2,190,000	1,903,241
M-S-R Energy Authority
Natural Gas Revenue, Series B	7.000	11/01/34	2,500,000	3,286,750
Madera County Certificates of Participation
Valley Children's Hospital (D)	6.500	03/15/15	5,780,000	5,923,749
San Bernardino County
Medical Center Financing Project	5.500	08/01/22	2,500,000	2,766,675
San Bernardino County
Medical Center Financing Project, Series B (D)	5.500	08/01/17	5,060,000	5,259,111
San Diego Redevelopment Agency
City Heights, Series A	5.750	09/01/23	25,000	25,022
San Joaquin Hills Transportation Corridor Agency
Highway Revenue Tolls, Escrowed to Maturity (Z)	Zero	01/01/17	4,900,000	4,813,172
San Joaquin Hills Transportation Corridor Agency
Highway Revenue Tolls, Escrowed to Maturity (Z)	Zero	01/01/20	2,000,000	1,828,560
San Joaquin Hills Transportation Corridor Agency
Highway Revenue Tolls, Series A	5.650	01/15/17	10,000,000	10,006,800
Santa Ana Financing Authority
Police Administration & Holding Facility, Series A (D)	6.250	07/01/19	2,000,000	2,366,180
State of California	5.000	02/01/38	5,375,000	5,710,561
Stockton Public Financing Authority	6.250	10/01/40	1,000,000	1,099,870

Colorado 3.5%				14,918,544

Colorado Springs Utilities Revenue
Series C	5.250	11/15/42	2,825,000	3,072,979
Denver, Colorado City & County Airport Revenue
Series A	5.250	11/15/36	5,250,000	5,627,160
Public Authority for Colorado Energy
Natural Gas Revenue	6.250	11/15/28	3,500,000	4,120,445
Regional Transportation District
Denver Transit Partners	6.000	01/15/41	2,000,000	2,097,960

Connecticut 0.8%				3,273,450

Connecticut State Health & Educational Facility Authority
Yale University, Series Z3	5.050	07/01/42	3,000,000	3,273,450

District of Columbia 3.2%				13,402,676

District of Columbia Tobacco Settlement Financing Corp.	6.500	05/15/33	5,000,000	5,344,500

1

Tax-Free Bond Fund
As of 2-28-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

District of Columbia (continued)

Metropolitan Washington DC Airports Authority
Highway Revenue Tolls, Series B (D) (Z)	Zero	10/01/33	6,565,000	$2,293,811
Metropolitan Washington DC Airports Authority
Highway Revenue Tolls, Series B (D) (Z)	Zero	10/01/35	6,470,000	1,943,265
Metropolitan Washington DC Airports Authority
Highway Revenue Tolls, Series B (D) (Z)	Zero	10/01/36	7,250,000	2,050,590
Metropolitan Washington DC Airports Authority
Highway Revenue Tolls, Series C (Zero coupon steps up to
6.500% on 10-1-16) (D)	Zero	10/01/41	1,750,000	1,770,510

Florida 2.8%				11,834,992

Bonnet Creek Resort Community
Development District	7.250	05/01/18	770,000	769,877
Bonnet Creek Resort Community
Development District	7.375	05/01/34	1,500,000	1,485,030
Hernando County, Criminal Justice (D)(P)	7.650	07/01/16	500,000	571,200
JEA Electric System Revenue
Series Three - D-2	5.000	10/01/38	7,000,000	7,463,050
Orlando Utilities Commission
Electric, Power & Light Revenues, Escrowed to Maturity,
Series D	6.750	10/01/17	1,380,000	1,545,835

Georgia 2.3%				9,935,138

Atlanta Tax Allocation
Eastside Project, Series B	5.600	01/01/30	1,000,000	1,045,230
Georgia Municipal Electric Authority
Electric, Power & Light Revenues, Escrowed to Maturity,
Series Y (D)	6.500	01/01/17	70,000	75,219
Georgia Municipal Electric Authority
Electric, Power & Light Revenues, Escrowed to Maturity,
Series Z (D)	5.500	01/01/20	40,000	43,228
Georgia Municipal Electric Authority
Electric, Power & Light Revenues, Series BB	5.700	01/01/19	860,000	958,057
Georgia Municipal Electric Authority
Electric, Power & Light Revenues, Series C (D)	5.700	01/01/19	4,400,000	5,097,884
Georgia Municipal Electric Authority
Electric, Power & Light Revenues, Series EE (D)	7.250	01/01/24	2,000,000	2,715,520

Guam 0.3%				1,084,040

Guam International Airport Authority
Series C AMT (D)	6.125	10/01/43	1,000,000	1,084,040

Illinois 4.3%				18,105,247

Chicago Board of Education, Series A (D)	5.500	12/01/30	3,650,000	3,976,894
Chicago Tax Increment Revenue
Pilsen Redevelopment, Series B	6.750	06/01/22	3,000,000	3,028,200
City of Chicago, O'Hare International Airport Revenue (D)	5.500	01/01/43	2,000,000	2,080,760
City of Chicago, Series A	5.750	01/01/39	3,200,000	3,417,568
Illinois Finance Authority
Rush University Medical Center, Series A	7.250	11/01/38	1,500,000	1,775,085
Lake County Community Consolidated School District No: 24
(D)(Z)	Zero	01/01/22	2,440,000	1,814,921
State of Illinois	5.500	07/01/38	1,000,000	1,062,190
Will County Community Unit School District No: 365 (D)(Z)	Zero	11/01/21	1,130,000	949,629

2

Tax-Free Bond Fund
As of 2-28-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Indiana 0.8%				$3,320,700

Indiana Finance Authority
Duke Energy, Series B	6.000	08/01/39	3,000,000	3,320,700

Kentucky 0.2%				1,025,890

Kentucky Economic Development Finance Authority
Louisville Arena, Series A-1 (D)	6.000	12/01/33	1,000,000	1,025,890

Louisiana 1.0%				4,323,670

Louisiana Local Government Environmental Facilities
Westlake Chemical Corp. Projects	6.750	11/01/32	2,500,000	2,679,625
Louisiana Local Government Environmental Facilities
Westlake Chemical Corp. Projects., Series A-1	6.500	11/01/35	1,500,000	1,644,045

Massachusetts 8.8%				37,520,219

Commonwealth of Massachusetts
Series C (D)	5.500	12/01/24	8,000,000	10,034,960
Massachusetts Bay Transportation Authority
Sales Tax Revenue, Series A-2 (Z)	Zero	07/01/26	8,595,000	5,056,181
Massachusetts Development Finance Agency
Harvard University, Series B	5.000	10/15/40	2,500,000	2,771,525
Massachusetts State Department of Transportation
Highway Revenue Tolls, Series B	5.000	01/01/37	5,000,000	5,218,200
Massachusetts Water Pollution Abatement, Series A	6.375	02/01/15	15,000	15,083
Massachusetts Water Resources Authority
Water Revenue, Series A	5.000	08/01/40	9,975,000	10,645,520
Metropolitan Boston Transit Parking Corp.	5.250	07/01/36	3,475,000	3,778,750

Michigan 0.3%				1,053,030

Detroit Water Supply System
Water Revenue, Series B (D)	7.000	07/01/36	1,000,000	1,053,030

Nebraska 2.6%				10,885,051

Central Plains Energy Project Revenue
Natural Gas Revenue, Series A	5.250	12/01/20	4,970,000	5,761,224
Omaha Public Power District
Electric, Power & Light Revenues, Escrowed to Maturity,
Series B	6.200	02/01/17	730,000	806,307
Omaha Public Power District
Electric, Power & Light Revenues, Series B	5.000	02/01/36	4,000,000	4,317,520

New Jersey 2.2%				9,321,586

New Jersey State Turnpike Authority
Highway Revenue Tolls, Series I	5.000	01/01/35	4,250,000	4,491,910
New Jersey Transportation Trust Fund Authority
Series B	5.000	06/15/42	2,500,000	2,589,450
Tobacco Settlement Financing Corp., Series 1A	4.500	06/01/23	2,315,000	2,240,226

New York 18.8%				80,075,237

Brooklyn Arena Local Development Corp.
Barclays Center Project	6.250	07/15/40	1,000,000	1,070,770
Hudson Yards Infrastructure Corp.
Series A	5.750	02/15/47	3,500,000	3,818,920
Long Island Power Authority
Electric, Power & Light Revenues, Series C (D)	5.250	09/01/29	2,000,000	2,286,820
New York City Industrial Development Agency
Terminal One Group Association Project AMT (P)	5.500	01/01/24	1,500,000	1,605,435

3

Tax-Free Bond Fund
As of 2-28-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

New York (continued)

New York City Municipal Water Finance Authority
Water Revenue, Series 2009-EE	5.250	06/15/40	3,000,000	$3,200,850
New York City Municipal Water Finance Authority
Water Revenue, Series GG-1	5.000	06/15/39	8,000,000	8,432,720
New York City Transitional Finance Authority
Government Fund/Grant Revenue, Series S-4 (D)	5.500	01/15/39	3,725,000	4,169,095
New York City Transitional Finance Authority
Income Tax Revenue, Series S-3 (D)	5.250	01/15/39	3,000,000	3,263,580
New York City Transitional Finance Authority
Income Tax Revenue, Series S-3 (D)	5.375	01/15/34	3,000,000	3,336,360
New York Liberty Development Corp.
1 World Trade Center Project	5.000	12/15/41	8,500,000	8,878,675
New York Liberty Development Corp.
4 World Trade Center Project	5.000	11/15/31	5,000,000	5,359,650
New York Liberty Development Corp.
Goldman Sachs Headquarters	5.250	10/01/35	3,000,000	3,286,680
New York State Dormitory Authority
Income Tax Revenue, Series A	5.000	02/15/39	2,500,000	2,678,450
New York State Dormitory Authority
State University Dormitory, Series A	5.000	07/01/35	7,250,000	7,812,093
New York State Dormitory Authority
State University Educational Facilities, Series A	5.500	05/15/19	1,000,000	1,178,560
Port Authority of New York & New Jersey
144th Project	5.000	10/01/29	3,500,000	3,790,850
Port Authority of New York & New Jersey
5th Installment Special Project AMT	6.750	10/01/19	6,820,000	6,580,209
Port Authority of New York & New Jersey
JFK International Airport Terminal	6.000	12/01/42	2,265,000	2,465,045
Triborough Bridge & Tunnel Authority
Highway Revenue Tolls	5.000	11/15/33	4,025,000	4,417,035
Westchester Tobacco Asset Securitization Corp.
Public Improvements, Prerefunded to 7-15-17	6.950	07/15/39	2,000,000	2,443,440

Oklahoma 1.5%				6,484,180

Grand River Dam Authority, Series A	5.250	06/01/40	4,000,000	4,406,680
Tulsa Airport Improvement Trust
Series A AMT (P)	7.750	06/01/35	2,000,000	2,077,500

Oregon 0.9%				3,969,078

Clackamas County School District No. 12, Series B (D)	5.000	06/15/28	3,630,000	3,969,078

Pennsylvania 2.5%				10,701,023

Allegheny County Redevelopment Authority
Pittsburgh Mills Project	5.600	07/01/23	1,000,000	1,025,770
City of Philadelphia, Series A	5.000	07/15/38	2,000,000	2,077,340
Philadelphia Authority for Industrial Development
Commerical Development AMT	7.750	12/01/17	3,250,000	3,258,873
Philadelphia School District, Series E (D)	6.000	09/01/38	4,000,000	4,339,040

Puerto Rico 2.6%				11,246,045

Puerto Rico Electric Power Authority
Electric, Power & Light Revenues, Series CCC	5.250	07/01/28	2,500,000	1,784,450
Puerto Rico Electric Power Authority
Electric, Power & Light Revenues, Series XX	5.250	07/01/40	2,500,000	1,659,975

4

Tax-Free Bond Fund
As of 2-28-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Puerto Rico (continued)

Puerto Rico Public Buildings Authority
Government Facilities, Series P (D)	6.750	07/01/36	3,000,000	$2,504,010
Puerto Rico Sales Tax Financing Corp.	5.375	08/01/39	3,000,000	2,308,290
Puerto Rico Sales Tax Financing Corp.,
Sales Tax Revenue, Series A (Zero coupon steps up to
6.750% on 8-1-16)	Zero	08/01/32	4,000,000	2,989,320

South Carolina 3.9%				16,692,760

Richland County
International Paper Company AMT	6.100	04/01/23	3,325,000	3,365,100
South Carolina State Public Service Authority
Santee Cooper, Series A	5.500	01/01/38	6,000,000	6,642,540
South Carolina State Public Service Authority
Santee Cooper, Series E	5.000	01/01/40	6,500,000	6,685,120

Texas 13.7%				58,243,761

City of Austin
Electric Utility Revenue (D)	5.000	11/15/37	5,000,000	5,337,950
City of Dallas
Waterworks & Sewer System	5.000	10/01/35	5,000,000	5,488,900
City of Dallas
Waterworks & Sewer System	5.000	10/01/36	5,000,000	5,409,450
City of San Antonio
Electric & Gas, Series A	5.000	02/01/34	4,330,000	4,738,882
City Public Service Board of San Antonio	5.000	02/01/48	5,000,000	5,253,200
Dallas/Fort Worth International Airport, Series D	5.250	11/01/32	5,000,000	5,480,250
Grand Parkway Transportation Corp., Series B	5.000	04/01/53	4,000,000	4,104,040
Houston Independent School District Public Financing Corp.
Cesar Chavez Project, Series A (D) (Z)	Zero	09/15/16	570,000	555,875
Lower Colorado River Authority
Electric, Power & Light Revenues	5.000	05/15/40	5,000,000	5,114,800
Lower Colorado River Authority
Prerefunded to 5-15-19	5.625	05/15/39	190,000	235,625
Lower Colorado River Authority
Transmission Services Corp., Series A	5.000	05/15/41	2,500,000	2,571,450
Lower Colorado River Authority
Unrefunded 2012-1	5.625	05/15/39	3,810,000	4,118,991
North Texas Tollway Authority
Highway Revenue Tolls, Series K-2	6.000	01/01/38	3,250,000	3,625,668
Texas Municipal Power Agency Revenue	5.000	09/01/40	6,000,000	6,208,680

Utah 0.1%				209,872

Salt Lake City
IHC Hospital, Inc., Escrowed to Maturity, Series A	8.125	05/15/15	200,000	209,872

Washington 0.4%				1,734,870

Washington Public Power Supply Systems
Electric, Power & Light Revenues, Series B	7.125	07/01/16	1,500,000	1,734,870

Wyoming 0.8%				3,291,300

Campbell County Solid Waste Facilites Revenue
Basin Electric Power Company, Series A	5.750	07/15/39	3,000,000	3,291,300

Other 0.7%				3,156,330

Centerline Equity Issuer Trust, Series A-4-1 (S)	5.750	05/15/15	3,000,000	3,156,330

5

Tax-Free Bond Fund
As of 2-28-14 (Unaudited)

	Par value	Value

Short-Term Investments 0.4%		$1,601,000

(Cost $1,601,000)

Repurchase Agreement 0.4%		1,601,000

Barclays Tri-Party Repurchase Agreement dated 02-28-14 at 0.040%
to be repurchased at $1,601,005 on 03-03-14, collateralized by
$1,630,600 U.S. Treasury Notes, 0.250% due 09-30-15 (valued at
$1,633,056, including interest)	$1,601,000	1,601,000

Total investments (Cost $383,431,591)† 98.9%		$420,360,366

Other assets and liabilities, net 1.1%		$4,515,779

Total net assets 100.0%		$424,876,145

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the fund.

AMT Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.

(D) Bond is insured by one or more of these companies:

As a % of total
Insurance coverage	investments

Ambac Financial Group, Inc.	4.1%
National Public Finance Guarantee Corp.	4.1%
Assured Guaranty Municipal Corp.	2.7%
Assured Guaranty Corp.	2.2%
Financial Guaranty Insurance Company	1.2%
Commonwealth Gtd.	0.6%
CIFG Holdings, Ltd.	0.5%

15.4%

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(Z) Zero Coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically.

† At 2-28-13, the aggregate cost of investment securities for federal income tax purposes was $380,380,128. Net unrealized appreciation aggregated $39,976,238, of which $42,173,181 related to appreciated investment securities and $2,196,943 related to depreciated investment securities.

6

Tax-Free Bond Fund
As of 2-28-14 (Unaudited)

The fund had the following sector composition as a percentage of net assets on 02-28-14:

General Obligation Bonds	4.4%
Revenue Bonds
Transportation	21.8%
Utilities	20.1%
Other Revenue	15.0%
Education	7.6%
Development	6.7%
Water & Sewer	6.3%
Airport	6.1%
Health Care	2.9%
Tobacco	2.8%
Pollution	2.6%
Facilities	2.2%
Short-Term Investments & Other	1.5%

Total	100.0%

7

Tax-Free Bond Fund
As of 2-28-14 (Unaudited)

Notes to Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Securities that trade only in the over-the-counter market are valued using bid prices. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of February 28, 2014, all investments are categorized as Level 2 under the hierarchy described above.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the fund.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the net amounts owed. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions. Collateral received by the fund for repurchase agreements is disclosed in the Portfolio of investments as part of the caption related to the repurchase agreement.

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report.

8

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** Investment Operations John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** Investment Operations John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**800-225-5291** **800-338-8080** **800-231-5469**

This report is for the information of the shareholders of John Hancock Tax-Free Bond Fund.

52Q3 2/14
4/14

John Hancock
High Yield Municipal Bond Fund

Quarterly portfolio holdings 2/28/2014

John Hancock
INVESTMENTS

High Yield Municipal Bond Fund
As of 2-28-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Municipal Bonds 98.7%				$189,189,245

(Cost $170,286,576)

Alabama 3.3%				6,381,933

Birmingham Special Care Facilities Financing Authority
Children's Hospital	6.125	06/01/34	$2,000,000	2,149,533
Courtland Industrial Development Board
International Paper Company Project, Series A AMT	5.200	06/01/25	2,000,000	2,019,980
Selma Industrial Development Board
Gulf Opportunity Zone, Series A	6.250	11/01/33	2,000,000	2,212,420

Arizona 3.4%				6,502,650

Maricopa County Industrial Development Authority
Catholic Healthcare West, Series A	6.000	07/01/39	3,000,000	3,198,150
Maricopa County Pollution Control Corp.
El Paso Electric Company Project, Series B	7.250	04/01/40	2,000,000	2,243,820
Maricopa County Pollution Control Corp.
Public Service Palo Verde, Series A	6.250	01/01/38	1,000,000	1,060,680

California 11.2%				21,543,473

California State Public Works Board
Trustees California State University, Series D	6.250	04/01/34	1,000,000	1,152,000
California Statewide Communities Development Authority
Thomas Jefferson School of Law, Series A (S)	7.250	10/01/38	1,000,000	590,000
Foothill Eastern Transportation Corridor Agency
Highway Revenue Tolls, Escrowed to Maturity, Series A (Z)	Zero	01/01/18	7,950,000	7,692,182
Foothill-Eastern Transportation Corridor Agency, Series A	5.750	01/15/46	1,000,000	1,038,100
Golden State Tobacco Securitization Corp.
Series A-1	4.500	06/01/27	4,735,000	4,114,999
M-S-R Energy Authority
Natural Gas Revenue, Series A	6.500	11/01/39	1,500,000	1,892,160
M-S-R Energy Authority
Natural Gas Revenue, Series B	7.000	11/01/34	1,500,000	1,972,050
San Bernardino County
Medical Center Financing Project, Series B (D)	5.500	08/01/17	1,390,000	1,444,697
Southern California Public Power Authority
Natural Gas Revenue, Series A	5.250	11/01/26	1,500,000	1,647,285

Colorado 2.6%				5,041,135

Public Authority for Colorado Energy
Natural Gas Revenue	6.250	11/15/28	2,500,000	2,943,175
Regional Transportation District
Denver Transit Partners	6.000	01/15/41	2,000,000	2,097,960

Connecticut 0.8%				1,433,992

Hamden Facility Revenue
Whitney Center Project, Series A	7.750	01/01/43	1,400,000	1,433,992

District of Columbia 2.6%				4,921,536

Metropolitan Washington DC Airports Authority
Highway Revenue Tolls, Metrorail, Series A (Z)	Zero	10/01/37	4,000,000	934,360
Metropolitan Washington DC Airports Authority
Highway Revenue Tolls, Series B (Z)	Zero	10/01/39	4,600,000	952,016
Metropolitan Washington DC Airports Authority
Highway Revenue Tolls, Series C (Zero coupon steps up to
6.500% on 10-1-16) (D)	Zero	10/01/41	3,000,000	3,035,160

1

High Yield Municipal Bond Fund
As of 2-28-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Florida 7.0%				$13,398,760

Bonnet Creek Resort Community
Development District	7.250	05/01/18	$1,115,000	1,114,822
Bonnet Creek Resort Community
Development District	7.375	05/01/34	1,055,000	1,044,471
Heritage Harbour North Community Development District	6.375	05/01/38	1,240,000	1,141,742
Miami-Dade County Aviation Revenue
Miami International Airport, Series A AMT (D)	5.000	10/01/38	2,000,000	2,007,800
Orlando Urban Community Development District
Electric Light & Power Improvements	6.000	05/01/20	450,000	452,588
Orlando Urban Community Development District
Electric Light & Power Improvements	6.250	05/01/34	1,000,000	1,000,110
Pensacola Airport Revenue AMT	6.000	10/01/28	2,000,000	2,265,380
South Kendall Community Development District
Series A	5.900	05/01/35	875,000	871,771
Tolomato Community Development District, Series 1 (H)	6.450	05/01/23	10,000	9,941
Tolomato Community Development District, Series 1 (H)	6.650	05/01/40	10,000	10,025
Tolomato Community Development District, Series 2 (H)	6.450	05/01/23	470,000	269,912
Tolomato Community Development District, Series 2 (H)	6.650	05/01/40	470,000	266,706
Tolomato Community Development District, Series 3 (H)	6.450	05/01/23	155,000	2
Tolomato Community Development District, Series 3 (H)	6.650	05/01/40	155,000	2
Tolomato Community Development District, Series A-1	6.450	05/01/23	200,000	192,280
Tolomato Community Development District, Series A-1	6.650	05/01/40	200,000	200,632
Tolomato Community Development District, Series A-2, CAB
(Zero coupon steps up to 05-01-17, then 6.610%)	Zero	05/01/39	110,000	80,755
Tolomato Community Development District, Series A-3, CAB
(Zero coupon steps up to 05-01-19, then 6.610%)	Zero	05/01/40	260,000	155,553
Tolomato Community Development District, Series A-4, CAB
(Zero coupon steps up to 05-01-22, then 6.610%)	Zero	05/01/40	130,000	57,584
Village Community Development District No. 8	6.125	05/01/39	865,000	898,398
Village Community Development District No. 8	6.375	05/01/38	765,000	858,131
Village Community Development District No. 9	5.500	05/01/42	480,000	500,155

Georgia 3.5%				6,691,304

Atlanta Water & Waste Water Revenue
Series A	6.000	11/01/28	1,000,000	1,196,140
Clayton County Development Authority
Delta Air Lines, Series B AMT	9.000	06/01/35	1,000,000	1,061,290
Gainesville & Hall County Development Authority
ACTS Retirement-Life Communities, Inc., Series A-2	6.625	11/15/39	1,100,000	1,194,039
Marietta Development Authority
Life University, Inc. Project	7.000	06/15/30	1,500,000	1,518,585
Municipal Electric Authority of Georgia
Electric, Power & Light Revenues, Series D	5.500	01/01/26	1,500,000	1,721,250

Guam 1.1%				2,115,080

Guam Government
Series A	7.000	11/15/39	2,000,000	2,115,080

Hawaii 0.6%				1,124,160

Hawaii State Department of Budget & Finance
15 Craigside Place Project, Series A	9.000	11/15/44	1,000,000	1,124,160

Illinois 3.4%				6,459,720

Chicago Tax Increment Revenue
Pilsen Redevelopment, Series B	6.750	06/01/22	2,000,000	2,018,800

2

High Yield Municipal Bond Fund
As of 2-28-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Illinois (continued)

City of Chicago, IL O'Hare International Airport Revenue	5.750	01/01/43	$2,000,000	$2,074,140
Illinois Finance Authority
Rush University Medical Center, Series A	7.250	11/01/38	2,000,000	2,366,780

Indiana 1.1%				2,074,020

Crown Point Economic Development Revenue
Wittenberg Village Project, Series A	8.000	11/15/39	1,250,000	1,365,475
St. Joseph County
Holy Cross Village at Notre Dame Project, Series A	6.000	05/15/26	230,000	233,013
St. Joseph County
Holy Cross Village at Notre Dame Project, Series A	6.000	05/15/38	475,000	475,532

Iowa 0.5%				1,042,120

Altoona Urban Renewal Tax Increment Revenue	6.000	06/01/34	1,000,000	1,042,120

Kansas 1.4%				2,699,006

Wyandotte County-Kansas City Unified Government
Sales Tax Revenue, Series B (Z)	Zero	06/01/21	3,930,000	2,699,006

Kentucky 1.7%				3,200,710

Kentucky Economic Development Finance Authority
Owensboro Medical Health System, Series A	6.500	03/01/45	2,000,000	2,124,020
Owen County Kentucky Waterworks System Revenue
American Water Company Project, Series A	6.250	06/01/39	1,000,000	1,076,690

Louisiana 3.9%				7,414,290

Louisiana Local Government Environmental Facilities
Westlake Chemical Corp. Projects	6.750	11/01/32	3,000,000	3,215,550
Louisiana Local Government Environmental Facilities
Westlake Chemical Corp., Series A-2	6.500	11/01/35	2,000,000	2,192,060
St. John Baptist Parish Revenue
Marathon Oil Corp., Series A	5.125	06/01/37	2,000,000	2,006,680

Maryland 1.8%				3,419,450

Baltimore County
East Baltimore Research Park, Series A	7.000	09/01/38	1,000,000	1,052,390
Maryland Economic Development Corp.
Potomac Electric Power Company	6.200	09/01/22	2,000,000	2,367,060

Massachusetts 0.6%				1,107,510

Massachusetts Development Finance Agency
Dominion Energy Brayton Point AMT (P)	5.000	02/01/36	1,000,000	1,107,510

Michigan 0.5%				1,013,190

Michigan Strategic Fund
Dow Chemical Company, Series A-1 AMT (P)	6.750	12/01/28	1,000,000	1,013,190

Minnesota 1.1%				2,057,380

North Oak Senior Housing Revenue
Presbyterian Homes North Oaks	6.000	10/01/27	1,000,000	1,035,770
St. Paul Housing & Redevelopment Authority
Carondelet Village Project, Series A	6.000	08/01/42	1,000,000	1,021,610

Mississippi 0.5%				1,000,130

Mississippi Business Finance Corp.
System Energy Resources, Inc. Project	5.875	04/01/22	1,000,000	1,000,130

3

High Yield Municipal Bond Fund
As of 2-28-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Missouri 0.5%				$906,416

St. Louis Airport Revenue
Lambert St. Louis International Airport, Series A-1	6.625	07/01/34	$800,000	906,416

Nevada 0.5%				1,013,890

Sparks Tourism Improvement District No: 1
Sales Tax Revenue, Series A (S)	6.750	06/15/28	1,000,000	1,013,890

New Hampshire 0.3%				533,250

New Hampshire Health & Education Facilities Authority
Rivermead, Series A	6.875	07/01/41	500,000	533,250

New Jersey 1.2%				2,291,860

New Jersey Economic Development Authority
Continental Airlines, Inc. Project AMT	5.250	09/15/29	1,000,000	974,780
New Jersey State Educational Facilities Authority
University of Medical and Dentistry, Series B	7.500	12/01/32	1,000,000	1,317,080

New York 9.6%				18,479,072

Brooklyn Arena Local Development Corp.
Barclays Center Project	6.375	07/15/43	2,500,000	2,686,250
Chautauqua County Industrial Development Agency
Dunkirk Power Project	5.875	04/01/42	3,350,000	3,528,388
Long Island Power Authority
Electric, Power & Light Revenues, Series A	5.750	04/01/39	2,500,000	2,782,700
Long Island Power Authority
Electric, Power & Light Revenues, Series C (D)	5.250	09/01/29	1,475,000	1,686,530
New York City Industrial Development Agency
American Airlines-JFK Airport AMT	7.500	08/01/16	1,395,000	1,480,221
New York Liberty Development Corp.
Bank of America Tower, Class 2	5.625	07/15/47	1,000,000	1,075,140
Port Authority of New York & New Jersey
5th Installment Special Project AMT	6.750	10/01/19	400,000	385,936
Port Authority of New York & New Jersey
JFK International Airport Terminal	6.000	12/01/42	4,460,000	4,853,907

North Carolina 0.6%				1,175,780

North Carolina Eastern Municipal Power Agency
Electric, Power & Light Revenues, Series C	6.750	01/01/24	1,000,000	1,175,780

Ohio 4.5%				8,629,833

Buckeye Ohio Tobacco Settlement Financing Authority,
Series A-2	5.125	06/01/24	2,865,000	2,466,708
Buckeye Ohio Tobacco Settlement Financing Authority,
Series A-2	5.875	06/01/30	4,500,000	3,752,370
Cleveland Ohio Airport Revenue
Continental Airlines, Inc. Project AMT	5.375	09/15/27	2,510,000	2,410,755

Oklahoma 1.3%				2,418,563

Tulsa Airport Improvement Trust
Series A AMT (P)	7.750	06/01/35	1,000,000	1,038,750
Tulsa Municipal Airport Trust
American Airlines Project	6.250	06/01/20	1,375,000	1,379,813

Oregon 0.3%				503,640

Western Generation Agency
Wauna Cogeneration Project, Series B AMT	5.000	01/01/16	500,000	503,640

4

High Yield Municipal Bond Fund
As of 2-28-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Pennsylvania 5.0%				$9,676,277

Allegheny County Industrial Development Authority
Environmental Improvements	5.500	11/01/16	$1,000,000	1,014,800
Allegheny County Industrial Development Authority
Environmental Improvements	6.875	05/01/30	1,215,000	1,277,257
Bucks County Industrial Development Authority
U.S. Steel Corp. Project	6.750	06/01/26	1,500,000	1,568,310
Pennsylvania Economic Development Financing Authority
Philadelphia Biosolids Facility	6.250	01/01/32	1,000,000	1,012,610
Pennsylvania Turnpike Commission
Highway Revenue Tolls, Series E (Zero coupon steps up to
6.375% on 12-1-17)	Zero	12/01/38	5,000,000	4,803,300

Puerto Rico 5.8%				11,081,856

Puerto Rico Commonwealth Aqueduct & Sewer Authority	6.000	07/01/44	1,000,000	759,440
Puerto Rico Electric Power Authority	5.250	07/01/35	2,900,000	1,980,613
Puerto Rico Electric Power Authority
Electric, Power & Light Revenues, Series CCC	5.250	07/01/28	2,000,000	1,427,560
Puerto Rico Electric Power Authority
Electric, Power & Light Revenues, Series TT	5.000	07/01/32	1,250,000	846,963
Puerto Rico Electric Power Authority
Electric, Power & Light Revenues, Series WW	5.500	07/01/38	1,000,000	678,330
Puerto Rico Electric Power Authority
Electric, Power & Light Revenues, Series XX	5.250	07/01/40	2,000,000	1,327,980
Puerto Rico Sales Tax Financing Corp.	5.375	08/01/39	1,000,000	769,430
Puerto Rico Sales Tax Financing Corp.
Sales Tax Revenue, Series A (Z)	Zero	08/01/33	5,000,000	1,049,550
Puerto Rico Sales Tax Financing Corp.,
Sales Tax Revenue, Series A (Zero coupon steps up to
6.750% on 8-1-16)	Zero	08/01/32	3,000,000	2,241,990

Rhode Island 0.0%				65,012

Tobacco Settlement Financing Corp., Series A	6.000	06/01/23	65,000	65,012

Tennessee 2.1%				4,012,355

Tennessee Energy Acquisition Corp.
Natural Gas Revenue, Series C	5.000	02/01/25	3,720,000	4,012,355

Texas 10.6%				20,313,202

Central Texas Regional Mobility Authority	6.250	01/01/46	1,000,000	1,056,770
City of Houston TX Airport System Revenue
Continental Airlines, Inc. Terminal Projects AMT	6.625	07/15/38	1,000,000	1,040,970
Grand Parkway Transportation Corp.	5.500	04/01/53	1,000,000	1,014,830
Gulf Coast Industrial Development Authority
CITGO Petroleum Corp. AMT	8.000	04/01/28	2,100,000	2,102,184
Harris County Health Facilities Development Corp.
Memorial Hermann Healthcare., Series B	7.250	12/01/35	1,000,000	1,287,790
Love Field Airport Modernization Corp.
Southwest Airlines Co. Project	5.250	11/01/40	1,575,000	1,602,358
North Texas Tollway Authority
Highway Revenue Tolls, Series A	6.250	01/01/39	3,000,000	3,360,090
North Texas Tollway Authority
Highway Revenue Tolls, Series F	5.750	01/01/38	1,000,000	1,061,690
North Texas Tollway Authority
Highway Revenue Tolls, Series K-2	6.000	01/01/38	1,000,000	1,115,590

5

High Yield Municipal Bond Fund
As of 2-28-14 (Unaudited)

		Maturity
	Rate (%)	date	Par value	Value

Texas (continued)

Tarrant County Cultural Education Facilities Finance Corp.
Air Force Retirement Facility	6.375	11/15/44	$2,000,000	$2,068,780
Texas Municipal Gas Acquisition & Supply Corp.
Natural Gas Revenue, Series D	6.250	12/15/26	2,000,000	2,395,940
Texas Private Activity Bond Surface Transportation Corp.
NTE Mobility Partners Segments LLC, AMT	7.000	12/31/38	1,000,000	1,113,830
Travis County Health Facilities Development Corp.
Westminster Manor	7.000	11/01/30	1,000,000	1,092,380

Virgin Islands 0.6%				1,098,800

Virgin Islands Public Finance Authority, Series A	6.750	10/01/37	1,000,000	1,098,800

Virginia 1.2%				2,296,660

Washington County Industrial Development Authority
Mountain States Health Alliance, Series C	7.750	07/01/38	2,000,000	2,296,660

Washington 0.5%				1,045,050

Washington Health Care Facilities Authority
Swedish Health Services, Series A	6.500	11/15/33	1,000,000	1,045,050

Wisconsin 0.4%				823,590

Wisconsin Health & Educational Facilities Authority
St. John’s Community, Inc., Series A	7.625	09/15/39	750,000	823,590

Wyoming 0.5%				1,019,170

Sweetwater County
FMC Corp. Project AMT	5.600	12/01/35	1,000,000	1,019,170

Other 0.6%				1,163,420

Centerline Equity Issuer Trust (S)	6.000	05/15/19	1,000,000	1,163,420

			Shares	Value

Escrow Certificates 0.0%				$15,198

(Cost $0)

Ohio 0.0%				15,198

Hickory Chase Community Authority (I)			155,399	15,198

Total investments (Cost $170,286,576)† 98.7%				$189,204,443

Other assets and liabilities, net 1.3%				$2,498,949

Total net assets 100.0%				$191,703,392

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the fund.

AMT Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.

CAB A convertible capital appreciation bond is a bond which compounds interest for a fixed period of time and then pays interest periodically like a normal serial or term bond.

6

High Yield Municipal Bond Fund
As of 2-28-14 (Unaudited)

(D) Bond is insured by one or more of these companies:

Insurance Coverage	As a % of total Investments

CIFG Holding, Ltd.	2.0%
Assured Guaranty Corp.	1.6%
National Public Finance Guarantee Corp.	0.8%

Total	4.4%

(H) Non-income producing – Issuer is in default.

(I) Non-income producing security.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(Z) Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically.

† At 2-28-14, the aggregate cost of investment securities for federal income tax purposes was $168,140,850. Net unrealized appreciation aggregated $21,063,593, of which $23,900,859 related to appreciated investment securities and $2,837,266 related to depreciated investment securities.

The fund had the following sector composition as a percentage of total net assets on 2-28-14:

General Obligation Bonds	1.1%
Revenue Bonds
Development	22.9%
Other Revenue	16.4%
Transportation	14.2%
Health Care	10.4%
Pollution	9.1%
Utilities	8.0%
Airport	5.5%
Tobacco	5.4%
Education	3.5%
Water & Sewer	1.5%
Facilities	0.7%
Other	1.3%

Total	100.0%

7

High Yield Municipal Bond Fund
As of 2-28-14 (Unaudited)

Notes to Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Securities that trade only in the over-the-counter market are valued using bid prices. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of February 28, 2014, all investments are categorized as Level 2 under the hierarchy described above, except for escrow certificates, which are categorized as Level 3.

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report.

8

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** Investment Operations John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** Investment Operations John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**800-225-5291** **800-338-8080** **800-231-5469**

This report is for the information of the shareholders of John Hancock High Yield Municipal Bond Fund.

59Q3 2/14
4/14

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Municipal Securities Trust

By:	/s/ Andrew Arnott
------------------------------
Andrew Arnott
President

Date:	April 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
------------------------------
Andrew Arnott
President

Date:	April 24, 2014

By:	/s/ Charles A. Rizzo
-------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	April 24, 2014